UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 28.1%
Consumer Discretionary 2.4%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	50,760
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	30,975
8.0%, 3/15/2014	20,000	18,900
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	96,250
Cablevision Systems Corp., Series B, 9.644% *, 4/1/2009	29,000	29,326
Caesars Entertainment, Inc., 8.875%, 9/15/2008	54,000	55,840
Clear Channel Communications, Inc., 4.625%, 1/15/2008	6,000,000	5,996,730
Comcast Corp., 5.5%, 3/15/2011	7,500,000	7,571,677
CSC Holdings, Inc.:

7.25%, 7/15/2008	53,000	53,066
Series B, 8.125%, 7/15/2009	50,000	50,813
Series B, 8.125%, 8/15/2009	85,000	86,488
Dollarama Group LP, 144A, 10.599% *, 8/15/2012	38,000	38,000
EchoStar DBS Corp.:
6.625%, 10/1/2014	59,000	58,705
7.125%, 2/1/2016	50,000	51,000
Foot Locker, Inc., 8.5%, 1/15/2022	10,000	9,200
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014	115,000	83,950
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	215,000	228,437
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	49,500
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	28,950
Hanesbrands, Inc., Series B, 8.204% *, 12/15/2014	60,000	59,400
Hertz Corp.:
8.875%, 1/1/2014	110,000	111,512
10.5%, 1/1/2016	20,000	20,700
Home Depot, Inc., 5.116% *, 12/16/2009	2,665,000	2,610,898
Idearc, Inc., 8.0%, 11/15/2016	180,000	165,150
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	45,000	43,425
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	70,000	57,400
Jarden Corp., 7.5%, 5/1/2017	40,000	34,400
Kabel Deutschland GmbH, 10.625%, 7/1/2014	80,000	84,000
Lamar Media Corp., 144A, 6.625%, 8/15/2015	30,000	29,175
Liberty Media LLC:
5.7%, 5/15/2013	25,000	23,160
8.25%, 2/1/2030	50,000	47,982
8.5%, 7/15/2029	80,000	78,359
Macy's Retail Holdings, Inc., 6.3%, 4/1/2009	5,065,000	5,103,864
Majestic Star Casino LLC, 9.5%, 10/15/2010	10,000	9,450
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	8,863
MGM MIRAGE:
6.0%, 10/1/2009	40,000	39,800
6.75%, 9/1/2012	125,000	121,719
8.375%, 2/1/2011	47,000	48,058
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	61,000	61,000
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	10,000	9,000
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	98,175
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	25,000	18,781
Quiksilver, Inc., 6.875%, 4/15/2015	105,000	90,038
Seminole Hard Rock Entertainment, Inc., 144A, 7.491% *, 3/15/2014	55,000	52,525
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	40,000	38,800
Sinclair Television Group, Inc., 8.0%, 3/15/2012	24,000	24,450
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	40,000	38,900
Station Casinos, Inc., 6.5%, 2/1/2014	90,000	67,500
Target Corp.:
3.375%, 3/1/2008	1,500,000	1,496,058
5.0% *, 8/7/2009	5,000,000	5,003,970
Viacom, Inc., 5.75%, 4/30/2011	5,000,000	5,062,890
Vitro SAB de CV:
8.625%, 2/1/2012	25,000	23,500
9.125%, 2/1/2017	105,000	96,600
11.75%, 11/1/2013	20,000	20,850

		35,488,919
Consumer Staples 2.9%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	14,625

Clorox Co., 5.45%, 10/15/2012	1,250,000	1,260,325
Coca-Cola Enterprises, Inc., 4.375%, 9/15/2009	3,000,000	3,000,276
ConAgra Foods, Inc., 7.875%, 9/15/2010	10,000,000	10,733,520
CVS Caremark Corp.:
4.0%, 9/15/2009	4,500,000	4,415,512
5.441% *, 6/1/2010	6,000,000	5,935,644
Delhaize America, Inc.:
8.05%, 4/15/2027	45,000	47,437
9.0%, 4/15/2031	82,000	94,806
Harry & David Holdings, Inc., 10.124% *, 3/1/2012	35,000	32,900
Kraft Foods, Inc., 5.387% *, 8/11/2010	5,000,000	4,958,410
PepsiCo, Inc., 4.65%, 2/15/2013	1,667,000	1,678,194
Pilgrim's Pride Corp., 7.625%, 5/1/2015	15,000	14,738
Reynolds American, Inc.:
5.691% *, 6/15/2011	5,000,000	4,875,000
6.5%, 7/15/2010	5,000,000	5,119,105
Rite Aid Corp., 7.5%, 3/1/2017	50,000	44,062
Smithfield Foods, Inc., 7.75%, 7/1/2017	45,000	43,538
Viskase Companies, Inc., 11.5%, 6/15/2011	155,000	155,000

		42,423,092
Energy 1.0%
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	9,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	33,600
6.875%, 1/15/2016	155,000	153,450
7.75%, 1/15/2015	120,000	122,400
Cimarex Energy Co., 7.125%, 5/1/2017	40,000	39,300
ConocoPhillips Australia Funding Co., 5.343% *, 4/9/2009	7,600,000	7,588,296
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	15,000	14,475
8.375%, 5/1/2016	65,000	63,537
Energy Partners Ltd., 9.75%, 4/15/2014	35,000	33,075
Enterprise Products Operating LP, 4.95%, 6/1/2010	5,000,000	5,003,330
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	39,800
Mariner Energy, Inc.:
7.5%, 4/15/2013	45,000	43,313
8.0%, 5/15/2017	55,000	52,319
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014	75,000	73,312
144A, 8.25%, 12/15/2014	65,000	64,350
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	838,000	925,990
Plains Exploration & Production Co., 7.0%, 3/15/2017	50,000	47,812
Quicksilver Resources, Inc., 7.125%, 4/1/2016	45,000	44,213
Sabine Pass LNG LP:
7.25%, 11/30/2013	100,000	95,500
7.5%, 11/30/2016	100,000	95,500
Stone Energy Corp., 6.75%, 12/15/2014	60,000	55,650
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	35,000	37,646
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017	35,000	30,538
Whiting Petroleum Corp.:
7.0%, 2/1/2014	65,000	64,350
7.25%, 5/1/2012	105,000	103,425
7.25%, 5/1/2013	40,000	39,400
Williams Companies, Inc.:
8.125%, 3/15/2012	108,000	117,585
8.75%, 3/15/2032	164,000	200,490

Williams Partners LP, 7.25%, 2/1/2017	30,000	30,900

		15,222,556
Financials 15.0%
American General Finance Corp., Series J, 5.241% *, 12/15/2011	12,000,000	11,773,560
Ashton Woods USA LLC, 9.5%, 10/1/2015	110,000	70,400
Bank of New York, 5.05%, 3/3/2009	3,500,000	3,495,380
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	10,370,000	10,369,886
Bank One Corp., 6.0%, 8/1/2008	3,000,000	3,015,504
Barclays Bank PLC, 5.49% *, 8/10/2009	6,665,000	6,665,000
BBVA US Senior SA, 144A, 5.183% *, 3/12/2010	5,000,000	4,976,925
Bear Stearns Companies, Inc.:
2.875%, 7/2/2008	7,500,000	7,378,672
4.0%, 1/31/2008	1,500,000	1,497,610
Boeing Capital Corp., 4.75%, 8/25/2008	8,833,000	8,862,997
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	26,700
Capital One Bank:
4.25%, 12/1/2008	4,000,000	3,914,224
5.0%, 6/15/2009	1,000,000	990,800
Caterpillar Financial Services Corp., Series F, 3.8%, 2/8/2008	2,500,000	2,496,870
CIT Group, Inc., 5.4%, 2/13/2012	9,090,000	8,572,106
Citigroup, Inc., 5.029% *, 8/13/2010	10,000,000	9,857,100
Commonwealth Bank of Australia, 144A, 5.0%, 11/6/2012	5,000,000	5,102,730
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	210,000	227,850
Countrywide Financial Corp., 5.315% *, 5/7/2012	5,000,000	3,747,265
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	5,000,000	3,610,270
Credit Agricole SA, 144A, 5.103% *, 5/28/2010	5,000,000	4,998,550
Diageo Capital PLC, 4.375%, 5/3/2010	5,015,000	5,001,264
Discover Financial Services, 144A, 5.663% *, 6/11/2010	5,455,000	5,191,742
E*TRADE Financial Corp.:
7.375%, 9/15/2013	90,000	69,300
7.875%, 12/1/2015	125,000	95,312
8.0%, 6/15/2011	103,000	89,353
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	249,000	215,674
7.375%, 10/28/2009	390,000	367,086
7.875%, 6/15/2010	130,000	119,947
7.993% *, 1/13/2012	100,000	83,996
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	5,000,000	5,113,700
Glitnir Banki HF, 144A, 5.403% *, 10/15/2008	6,000,000	5,994,816
GMAC LLC, 6.875%, 9/15/2011	518,000	443,146
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015	95,000	95,000
144A, 8.875%, 4/1/2015 (PIK)	75,000	74,250
HCP, Inc. (REIT), 6.45%, 6/25/2012	7,500,000	7,633,702
Hexion US Finance Corp., 9.75%, 11/15/2014	40,000	43,200
HSBC Finance Corp, 5.9%, 6/19/2012	12,000,000	12,190,164
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	50,000	48,563
iStar Financial, Inc., (REIT), 5.15%, 3/1/2012	5,000,000	4,321,085
John Deere Capital Corp., Series D, 4.375%, 3/14/2008	9,000,000	8,987,553
JPMorgan Chase & Co., Series A, 6.0%, 1/15/2009	7,000,000	7,070,665
MBNA Corp., 4.625%, 9/15/2008	9,770,000	9,746,220
Merrill Lynch & Co., Inc.:
5.111% *, 11/1/2011	5,000,000	4,736,920
Series C, 5.371% *, 6/5/2012	5,000,000	4,663,065
Nuveen Investments, Inc., 144A, 10.5%, 11/15/2015	90,000	89,663
Petroplus Finance Ltd.:

144A, 6.75%, 5/1/2014	180,000	167,625
144A, 7.0%, 5/1/2017	75,000	68,625
Popular North America, Inc., Series E, 3.875%, 10/1/2008	8,000,000	7,923,392
Residential Capital LLC:
5.646% *, 6/9/2008	30,000	25,650
7.625% , 11/21/2008	80,000	63,600
7.782% *, 11/21/2008	120,000	95,400
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008	2,850,000	2,800,048
SLM Corp., Series A, 3.95%, 8/15/2008	10,000,000	9,758,720
Textron Financial Corp., Series E, 4.125%, 3/3/2008	4,500,000	4,495,630
The Goldman Sachs Group, Inc., 5.045% *, 2/6/2012	5,000,000	4,851,415
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	22,000	16,280
Universal City Development Partners, 11.75%, 4/1/2010	155,000	160,425
Wachovia Bank NA, 4.375%, 8/15/2008	8,000,000	7,953,544

		222,516,139
Health Care 1.6%
Abbott Laboratories, 5.15%, 11/30/2012	7,000,000	7,154,329
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	75,000	69,000
AstraZeneca PLC, 5.441% *, 9/11/2009	7,000,000	6,986,756
Boston Scientific Corp., 6.0%, 6/15/2011	55,000	53,075
Community Health Systems, Inc., 8.875%, 7/15/2015	260,000	264,875
HCA, Inc.:
9.125%, 11/15/2014	45,000	46,800
9.25%, 11/15/2016	125,000	131,250
9.625%, 11/15/2016 (PIK)	60,000	63,450
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	68,075
Wyeth, 4.375%, 3/1/2008	8,500,000	8,494,042

		23,331,652
Industrials 1.8%
Actuant Corp., 144A, 6.875%, 6/15/2017	30,000	29,700
Aleris International, Inc., 9.0%, 12/15/2014 (PIK)	55,000	45,925
Allied Security Escrow Corp., 11.375%, 7/15/2011	19,000	17,860
American Railcar Industries, Inc., 7.5%, 3/1/2014	45,000	42,525
ARAMARK Corp.:
8.411% *, 2/1/2015	40,000	39,000
8.5%, 2/1/2015	50,000	50,625
Baldor Electric Co., 8.625%, 2/15/2017	40,000	41,200
Belden, Inc., 7.0%, 3/15/2017	35,000	34,125
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	110,000	107,525
144A, 6.75%, 5/1/2012	100,000	101,250
144A, 8.0%, 11/15/2014	85,000	88,825
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	65,000	65,325
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	125,000	116,250
Building Materials Corp. of America, 7.75%, 8/1/2014	45,000	34,425
Cenveo Corp., 7.875%, 12/1/2013	74,000	65,953
DRS Technologies, Inc.:
6.625%, 2/1/2016	25,000	24,688
6.875%, 11/1/2013	190,000	189,050
7.625%, 2/1/2018	100,000	101,250
Esco Corp.:
144A, 8.625%, 12/15/2013	55,000	55,000
144A, 8.866% *, 12/15/2013	260,000	254,800
General Cable Corp.:
7.125%, 4/1/2017	30,000	29,400

7.606% *, 4/1/2015	45,000	42,750
General Dynamics Corp., 3.0%, 5/15/2008	1,500,000	1,491,303
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	130,000	88,400
8.875%, 4/1/2012	129,000	73,530
Kansas City Southern de Mexico SA de CV, 9.375%, 5/1/2012	115,000	120,462
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	40,000	40,050
9.5%, 10/1/2008	273,000	278,460
Mobile Services Storage Group, Inc., 9.75%, 8/1/2014	65,000	59,800
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	51,125
Norfolk Southern Corp., 6.2%, 4/15/2009	8,770,000	8,954,749
Pulte Homes, Inc., 4.875%, 7/15/2009	5,000,000	4,630,685
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	220,000	203,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	20,591
Ship Finance International Ltd., 8.5%, 12/15/2013	32,000	32,440
Titan International, Inc., 8.0%, 1/15/2012	140,000	135,100
TransDigm, Inc., 7.75%, 7/15/2014	20,000	20,300
U.S. Concrete, Inc., 8.375%, 4/1/2014	30,000	26,250
Union Pacific Corp., 5.45%, 1/31/2013	9,285,000	9,365,974
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	50,250
Xerox Capital Trust I, 8.0%, 2/1/2027	32,000	31,960

		27,252,380
Information Technology 0.5%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	30,000	26,775
L-3 Communications Corp.:
5.875%, 1/15/2015	100,000	96,500
Series B, 6.375%, 10/15/2015	60,000	59,100
Lucent Technologies, Inc., 6.45%, 3/15/2029	148,000	122,285
MasTec, Inc., 7.625%, 2/1/2017	55,000	51,700
Oracle Corp., 5.0%, 1/15/2011	7,000,000	7,092,568
Sanmina-SCI Corp.:
144A, 7.741% *, 6/15/2010	24,000	23,940
8.125%, 3/1/2016	25,000	22,156
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	75,000	73,125
Unisys Corp., 7.875%, 4/1/2008	80,000	79,900
Vangent, Inc., 9.625%, 2/15/2015	35,000	30,013

		7,678,062
Materials 0.8%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	25,000	24,531
ARCO Chemical Co., 9.8%, 2/1/2020	315,000	305,550
Cascades, Inc., 7.25%, 2/15/2013	87,000	81,562
Chemtura Corp., 6.875%, 6/1/2016	65,000	61,100
Clondalkin Acquisition BV, 144A, 6.991% *, 12/15/2013	75,000	70,875
CPG International I, Inc.:
10.5%, 7/1/2013	100,000	94,500
12.13% *, 7/1/2012	45,000	43,200
Dow Chemical Co., 5.97%, 1/15/2009	4,000,000	4,052,024
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	112,700
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	60,000	64,350
GEO Specialty Chemicals, Inc., 144A, 13.729% *, 12/31/2009 (a)	148,000	111,000
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	25,000	24,313
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	40,000	36,000
Hexcel Corp., 6.75%, 2/1/2015	280,000	274,400
Huntsman LLC, 11.625%, 10/15/2010	144,000	152,640

Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	85,000	71,400
Massey Energy Co.:
6.625%, 11/15/2010	20,000	19,550
6.875%, 12/15/2013	60,000	56,550
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	18,625
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	40,000	36,800
Neenah Foundry Co., 9.5%, 1/1/2017	10,000	8,050
NewMarket Corp., 7.125%, 12/15/2016	80,000	79,200
NewPage Corp., 144A, 10.0%, 5/1/2012	75,000	75,375
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Rohm and Haas Co., 5.6%, 3/15/2013	5,000,000	5,195,505
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	55,000	53,075
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	80,000	78,200
The Mosaic Co., 144A, 7.625%, 12/1/2014	165,000	176,550
Witco Corp., 6.875%, 2/1/2026	55,000	44,275

		11,421,905
Telecommunication Services 1.0%
AT&T, Inc., 4.125%, 9/15/2009	1,500,000	1,490,461
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	76,000	76,190
8.375%, 1/15/2014	60,000	58,500
Intelsat Bermuda Ltd.:
8.886% *, 1/15/2015	10,000	10,025
9.25%, 6/15/2016	15,000	15,075
11.25%, 6/15/2016	10,000	10,325
Intelsat Corp., 9.0%, 6/15/2016	25,000	25,188
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	60,000	60,300
iPCS, Inc., 7.036% *, 5/1/2013	30,000	28,275
Millicom International Cellular SA, 10.0%, 12/1/2013	180,000	191,700
Nortel Networks Ltd., 144A, 9.493% *, 7/15/2011	55,000	53,625
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	100,000	94,500
Qwest Corp., 7.25%, 9/15/2025	21,000	19,740
Telefonica Emisiones SAU, 5.984%, 6/20/2011	3,000,000	3,086,064
US Unwired, Inc., Series B, 10.0%, 6/15/2012	80,000	84,814
Verizon Maryland, Inc., Series A, 6.125%, 3/1/2012	5,000,000	5,199,125
Virgin Media Finance PLC, 8.75%, 4/15/2014	95,000	94,287
Vodafone Group PLC, 5.0%, 12/16/2013	5,000,000	4,915,660
West Corp., 9.5%, 10/15/2014	45,000	44,100

		15,557,954
Utilities 1.1%
AES Corp., 144A, 8.75%, 5/15/2013	240,000	250,500
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	266,000	283,955
CMS Energy Corp., 8.5%, 4/15/2011	241,000	259,608
Dominion Resources, Inc., 4.125%, 2/15/2008	6,500,000	6,491,368
Edison Mission Energy, 7.0%, 5/15/2017	60,000	58,950
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,075
Mirant North America LLC, 7.375%, 12/31/2013	40,000	40,100
Northern States Power Co., 6.875%, 8/1/2009	5,000,000	5,158,015
NRG Energy, Inc.:
7.25%, 2/1/2014	105,000	102,375
7.375%, 2/1/2016	220,000	214,500
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	272,000	286,690
Public Service Co. of Colorado, Series 14, 4.375%, 10/1/2008	3,500,000	3,482,395
Regency Energy Partners LP, 8.375%, 12/15/2013	65,000	66,950

Reliant Energy, Inc., 7.875%, 6/15/2017	60,000	59,400
Sierra Pacific Resources:
6.75%, 8/15/2017	95,000	96,101
8.625%, 3/15/2014	18,000	19,233

		16,900,215

Total Corporate Bonds (Cost $423,112,245)		417,792,874
Asset Backed 16.8%
Automobile Receivables 8.1%
Aesop Funding II LLC, "A2", Series 2003-4A, 144A, 2.86%, 8/20/2009	3,100,000	3,074,904
AmeriCredit Automobile Receivables Trust, "A3", Series 2005-DA, 4.87%, 12/6/2010	3,877,641	3,875,239
AmeriCredit Prime Automobile Receivables, "C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,640,830
Capital Auto Receivables Asset Trust:
"A3A", Series 2006-2, 4.98%, 5/15/2011	10,000,000	10,035,659
"A3A", Series 2007-3, 5.02%, 9/15/2011	4,838,000	4,874,050
"B", Series 2006-1, 5.26%, 10/15/2010	4,078,000	4,124,316
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	9,999,998	10,112,214
Ford Credit Auto Owner Trust:
"A4", Series 2006-A, 5.07%, 12/15/2010	3,917,000	3,943,985
"A3A", Series 2007-B, 5.15%, 11/15/2011	2,283,000	2,305,551
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	4,993,989
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,260,649
Ford Credit Floorplan Master Owner Trust, "A", Series 2005-1, 5.177% *, 5/15/2010	10,000,000	9,993,163
GS Auto Loan Trust, "C", Series 2006-1, 5.85%, 1/15/2014	4,399,878	4,394,704
Hertz Vehicle Financing LLC:
"A3", Series 2004-1A, 144A, 2.85%, 5/25/2009	8,333,333	8,314,257
"A2", Series 2005-2A, 144A, 4.93%, 2/25/2010	8,502,000	8,520,979
Hyundai Auto Receivables Trust, "D", Series 2004-A, 4.1%, 8/15/2011	791,025	783,300
Nissan Auto Receivables Owner Trust, "A4", Series 2006-A, 4.77%, 7/15/2011	4,564,000	4,569,215
Triad Automobile Receivables Owner Trust:
"A3", Series 2005-B, 4.28%, 6/14/2010	2,318,076	2,313,183
"A4", Series 2006-A, 4.88%, 4/12/2013	13,567,000	13,561,883
USAA Auto Owner Trust, "A3", Series 2007-2, 4.9%, 2/15/2012	5,000,000	5,033,096
Volkswagen Auto Loan Enhanced Trust, "A3", Series 2005-1, 4.8%, 7/20/2009	2,881,931	2,881,084
World Omni Auto Receivables Trust:
"A3", Series 2006-A, 5.01%, 10/15/2010	4,735,729	4,742,491
"A3A", Series 2007-B, 5.28%, 1/17/2012	3,488,000	3,519,290

		119,868,031
Credit Card Receivables 3.6%
American Express Credit Account Master Trust:
"C", Series 2007-4, 144A, 5.288% *, 12/17/2012	6,000,000	5,779,351
"C", Series 2007-6, 144A, 5.418% *, 1/15/2013	6,000,000	5,775,283
Bank of America Credit Card Trust, "C2", Series 2007-C2, 5.297% *, 9/17/2012	10,000,000	9,672,359
Capital One Multi-Asset Execution Trust, "C5", Series 2003-C5, 6.177% *, 10/17/2011	8,000,000	7,978,774
Chase Issuance Trust, "C4", Series 2006-C4, 5.317% *, 1/15/2014	10,000,000	9,407,731
Citibank Credit Card Issuance Trust, "B1", Series 2005-B1, 4.4%, 9/15/2010	7,000,000	6,978,664
First USA Credit Card Master Trust, "C", Series 1998-6, 144A, 6.16%, 4/18/2011	1,000,000	999,060
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 5.428% *, 5/15/2014	7,550,000	7,252,719

		53,843,941
Home Equity Loans 2.4%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,731,615	1,600,150
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,460,068	876,041
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	5,435,000	5,391,581

Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	11,129,000	10,991,850
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	179,925	179,444
GMAC Mortgage Corp. Loan Trust:
"A5", Series 2003-HE2, 4.09%, 4/25/2033	4,133,949	4,108,419
"A2", Series 2006-HE3, 5.75%, 10/25/2036	3,500,000	3,161,869
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029	333,185	332,332
Renaissance Home Equity Loan Trust, "A2", Series 2005-4, 5.399%, 2/25/2036	471,547	469,894
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	3,091,695	3,036,454
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.978%, 2/25/2037	5,000,000	4,901,397

		35,049,431
Manufactured Housing Receivables 0.2%
Green Tree Financial Corp.:
"A4", Series 1996-1, 6.5%, 3/15/2027	101,692	103,000
"B2", Series 1996-5, 8.45%, 7/15/2027 **	5,302,252	0
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	2,231,627	2,204,489
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	1,135,284	1,163,022

		3,470,511
Miscellaneous 2.5%
CIT RV Trust:
"A5", Series 1998-A, 6.12%, 11/15/2013	53,609	53,644
"A5", Series 1999-A, 6.24%, 8/15/2015	2,575,414	2,576,718
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	11,142,268	10,877,395
National Collegiate Student Loan Trust:
"AIO", Series 2006-2, Interest Only, 6.0%, 8/25/2011	17,100,000	3,261,039
"AIO", Series 2006-3, Interest Only, 7.1%, 1/25/2012	49,886,000	11,608,123
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009	1,282,547	1,290,150
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 3.46%, 7/25/2039	5,500,000	5,304,750
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016	2,453,335	2,456,091

		37,427,910

Total Asset Backed (Cost $258,637,295)		249,659,824
Mortgage Backed Securities Pass-Throughs 0.1%
Government National Mortgage Association:
9.5%, with various maturities from 12/15/2016 until 7/15/2020	2,287	2,572
11.5%, 4/15/2019	792,173	892,935

Total Mortgage Backed Securities Pass-Throughs (Cost $893,018)		895,507
Commercial and Non-Agency Mortgage-Backed Securities 32.4%
Banc of America Funding Corp., "1A11", Series 2007-2, 5.75%, 3/25/2037	9,622,734	9,684,639
Banc of America Mortgage Securities:
"1A3", Series 2002-K, 3.5%, 10/20/2032	291,028	287,780
"2A1", Series 2005-B, 4.382% *, 3/25/2035	18,728,168	18,584,358
"A15", Series 2006-2, 6.0%, 7/25/2036	7,546,001	7,678,713
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2004-PWR5, Interest Only, 0.995% ***, 7/11/2042	69,280,614	1,927,511
"X2", Series 2002-TOP8, 144A, Interest Only, 2.288% ***, 8/15/2038	140,474,565	7,098,334
"A1", Series 2007-PW17, 5.282%, 6/11/2050	4,878,756	4,897,731
"A1", Series 2000-WF2, 7.11%, 10/15/2032	92,035	92,400
"A1", Series 2000-WF1, 7.64%, 2/15/2032	14,033	14,150
CDC Commercial Mortgage Trust, "XCP", Series 2002-FX1, 144A, Interest Only, 2.245% ***, 5/15/2035	43,056,648	1,165,974
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-1, 6.56%, 5/18/2030	1,289,829	1,288,609
Citicorp Mortgage Securities, Inc., "A1", Series 2003-8, 5.5%, 8/25/2033	10,965,090	10,962,782

Citigroup Commercial Mortgage Trust:
"XP", Series 2004-C2, 144A, Interest Only, 1.106% ***, 10/15/2041	171,701,665	4,859,466
"A1", Series 2007-C6, 5.622%, 12/10/2049	9,834,879	9,968,299
Citigroup Mortgage Loan Trust, Inc., "1A1A", Series 2007-AR5, 5.622% *, 4/25/2037	10,874,275	10,931,607
Commercial Mortgage Acceptance Corp., "A3", Series 1998-C2, 6.04%, 9/15/2030	6,969,008	6,962,826
Countrywide Alternative Loan Trust:
"A3", Series 2006-J2, 6.0%, 4/25/2036	9,331,753	9,264,775
"1A1", Series 2006-4CB, 6.0%, 4/25/2036	8,395,815	8,406,265
"A7", Series 2006-9T1, 6.0%, 5/25/2036	9,009,084	8,940,655
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	7,969,405	7,950,528
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-C4, 5.54%, 9/15/2039	9,641,510	9,734,439
CS First Boston Mortgage Securities Corp.:
"2A1", Series 2004-AR8, 4.595% *, 9/25/2034	8,271,754	8,125,819
"A3", Series 2001-CF2, 6.238%, 2/15/2034	124,548	124,373
"A4", Series 2001-CF2, 6.505%, 2/15/2034	8,000,000	8,358,098
Deutsche Mortgage Securities, Inc., "1A1", Series 2005-WF1, 144A, 5.084% *, 6/26/2035 (b)	9,445,149	9,379,971
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	2,255,453	2,256,092
First Horizon Alternative Mortgage Securities:
"A5", Series 2005-FA9, 5.5%, 12/25/2035	14,017,850	13,973,025
"1A1", Series 2007-FA2, 5.5%, 4/25/2037	10,363,636	10,230,415
"1A7", Series 2006-FA8, 6.0%, 2/25/2037	8,200,000	8,221,005
"A7", Series 2007-FA3, 6.0%, 6/25/2037	11,083,852	11,032,838
First Horizon Mortgage Pass-Through Trust, "2A1", Series 2005-AR4, 5.328% *, 10/25/2035	6,895,680	6,906,864
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2, 6.56%, 11/18/2035	13,385,053	13,375,160
GMAC Commercial Mortgage Securities, Inc., "A2", Series 1998-C2, 6.42%, 5/15/2035	2,083,574	2,089,190
Greenwich Capital Commercial Funding Corp.:
"XP", Series 2005-GG3, 144A, Interest Only, 0.964% ***, 8/10/2042	384,256,780	7,997,037
"A3", Series 2004-GG1, 4.344%, 6/10/2036	7,441,425	7,397,686
"A2", Series 2005-GG5, 5.117%, 4/10/2037	11,400,000	11,419,362
GS Mortgage Securities Corp. II, "A2", Series 2006-GG8, 5.479%, 11/10/2039	11,431,000	11,543,998
Heller Financial Commercial Mortgage Asset Corp., "A2", Series 1999-PH1, 6.847%, 5/15/2031	5,860,761	5,930,226
IndyMac INDX Mortgage Loan Trust, "4A1", Series 2005-AR9, 5.208% *, 7/25/2035	2,797,232	2,764,525
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A1", Series 2004-CB9, 3.475%, 6/12/2041	4,377,835	4,317,141
"A2", Series 2005-LDP2, 4.575%, 7/15/2042	11,400,000	11,276,442
"A2", Series 2005-LDP3, 4.851%, 8/15/2042	6,520,000	6,485,600
"A1", Series 2007-C1, 4.98%, 2/15/2051	10,000,000	9,958,379
"A2", Series 2004-CB9, 5.108%, 6/12/2041	8,000,000	8,088,354
"A2", Series 2007-LD11, 5.992% *, 6/15/2049	10,000,000	10,221,072
JPMorgan Mortgage Trust, "2A7", Series 2004-S2, 5.25%, 11/25/2034	5,247,430	5,244,040
LB-UBS Commercial Mortgage Trust:
"XCP", Series 2003-C7, 144A, Interest Only, 0.482% ***, 7/15/2037	146,459,092	875,899
"XCP", Series 2006-C6, Interest Only, 0.826% ***, 9/15/2039	198,952,646	5,753,850
"XCP", Series 2004-C6, 144A, Interest Only, 0.844% ***, 8/15/2036	84,695,968	1,340,610
"XCP", Series 2004-C7, 144A, Interest Only, 0.912% ***, 10/15/2036	243,001,335	4,744,212
"XCP", Series 2004-C8, 144A, Interest Only, 0.965% ***, 12/15/2039	316,927,521	6,436,006
Morgan Stanley Capital I:
"A2", Series 2005-T17, 4.11%, 12/13/2041	1,223,456	1,210,793
"A1", Series 2004-T15, 4.13%, 6/13/2041	4,017,627	3,985,081
"A1", Series 2007- IQ16, 5.32%, 12/12/2049	11,916,197	11,971,965
"A2", Series 1999-WF1, 6.21%, 11/15/2031	5,102,521	5,117,548
"A2", Series 1998-HF2, 6.48%, 11/15/2030	5,609,103	5,617,149

"A2", Series 1998-WF2, 6.54%, 7/15/2030	1,393,000	1,391,546
Morgan Stanley Dean Witter Capital I, "A3", Series 2001-TOP5, 6.16%, 10/15/2035	6,581,545	6,673,926
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46%, 7/28/2024	152,034	151,529
PHHMC Mortgage Pass-Through Certificates, "A2", Series 2006-2, 6.165% *, 7/18/2036	16,209,242	16,460,485
Prudential Home Mortgage Securities, "4B", Series 1994-A, 144A, 6.73% *, 4/28/2024	30,042	29,455
Prudential Securities Secured Financing Corp., "A1B", Series 1998-C1, 6.506%, 7/15/2008	158,157	157,933
Residential Funding Mortgage Securities I:
"1A4", Series 2004-S6, 5.5%, 6/25/2034	6,600,076	6,595,972
"A5", Series 2005-S9, 5.75%, 12/25/2035	7,713,863	7,808,010
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.694% *, 8/15/2039	6,384,601	6,482,590
Wachovia Bank Commercial Mortgage Trust:
"XP", Series 2005-C17, 144A, Interest Only, 0.429% ***, 3/15/2042	689,762,675	6,542,330
"A2", Series 2007-C32, 5.924% *, 6/15/2049	10,000,000	10,183,534
Washington Mutual Mortgage Pass-Through Certificates, "A2", Series 2005-11, 5.75%, 1/25/2036	10,731,457	10,725,511
Wells Fargo Mortgage Backed Securities Trust:
"6A4", Series 2005-AR16, 4.999% *, 10/25/2035	10,771,566	10,787,492
"A2", Series 2006-AR17, 5.838% *, 10/25/2036	12,938,124	13,047,973

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $483,932,540)		481,509,952
Collateralized Mortgage Obligations 4.9%
Fannie Mae Grantor Trust:
"1A1", Series 2004-T1, 6.0%, 1/25/2044	6,567,370	6,727,499
"A1", Series 2002-T4, 6.5%, 12/25/2041	3,375,169	3,496,452
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	1,850,377	1,996,726
Federal Home Loan Mortgage Corp.:
"PW", Series 2645, 3.25%, 7/15/2026	12,916,300	12,680,711
"DG", Series 2542, 5.5%, 5/15/2020	18,230,436	18,349,300
"BT", Series 2448, 6.0%, 5/15/2017	7,645	7,895
"CQ", Series 2434, 6.5%, 8/15/2023	10,985,222	11,149,052
Federal National Mortgage Association:
"CA", Series 2003-2, 5.0%, 12/25/2016	9,166,036	9,164,141
"TA", Series 2007-77, 5.5%, 12/25/2029	9,108,263	9,242,765
"PD", Series G94-10, 6.5%, 9/17/2009	552,401	554,169

Total Collateralized Mortgage Obligations (Cost $72,769,844)		73,368,710
Government & Agency Obligations 4.7%
US Government Sponsored Agencies 0.7%
Federal National Mortgage Association, 3.895% *, 2/17/2009 (c)	10,000,000	9,930,200
US Treasury Obligations 4.0%
US Treasury Bills:
2.54% ****, 1/17/2008 (d)	273,000	272,700
2.58%****, 1/17/2008 (d)	8,000	7,991
3.7% ****, 1/17/2008 (d)	7,676,000	7,667,564
US Treasury Inflation Indexed Note, 2.0%, 4/15/2012	25,739,250	26,676,313
US Treasury Notes:
3.875%, 10/31/2012 (c)	20,000,000	20,392,180
4.5%, 5/15/2010	5,000,000	5,166,795

		60,183,543

Total Government & Agency Obligations (Cost $69,245,891)		70,113,743

Municipal Bonds and Notes 4.7%
Dallas, TX, General Obligation 5.0%, 2/15/2010					10,000,000	10,389,100
Massachusetts, State General Obligation, Series D, 5.25%, 8/1/2009					4,335,000	4,480,179
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, 5.0%, 5/1/2010					10,000,000	10,436,700
New Jersey, Tobacco Settlement Financing Corp., 5.0%, 6/1/2009					5,815,000	5,973,750
North Carolina, State General Obligation, Series E, 5.0%, 2/1/2010					5,000,000	5,197,500
North Carolina, State General Obligation, Public Improvement, Series A, 5.1%, 9/1/2017					11,500,000	12,303,390
South Carolina, State General Obligation, School Facilities, Series A, 5.75%, 1/1/2011					8,245,000	8,743,905
Texas, State General Obligation, Transportation Commission, Mobility Fund, Series A, 5.0%, 4/1/2010					6,000,000	6,246,300
Virginia, State General Obligation, Series A, 5.0%, 6/1/2010					5,000,000	5,228,350

Total Municipal Bonds and Notes (Cost $68,866,560)						68,999,174
					Shares	Value ($)

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 5.03% (e) (f) (Cost $30,800,000)					30,800,000	30,800,000
Cash Equivalents 7.1%
Cash Management QP Trust, 4.67% (e) (Cost $105,609,923)					105,609,923	105,609,923
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,513,867,316)					100.9	1,498,749,707
Other Assets and Liabilities, Net					(0.9)	(13,222,945)

Net Assets					100.0	1,485,526,762

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2007.

**	Non-income producing security. In case of a bond generally denotes that the issuer has defaulted on the payment of principal or interest.
	Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
	Green Tree Financial Corp., "B2", Series 1996-5	8.45%	7/15/2027	5,302,252	5,817,407	0

***	These securities are shown at their current rate as of December 31, 2007.
****	Annualized yield at time of purchase; not a coupon rate.
(a)	Security has a deferred interest payment of $4,800 from March 31, 2006.
(b)	Affiliated issuer.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2007 amounted to $30,470,743 which is 2.1% of net assets.
(d)	At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

At December 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	3/19/2008	723	85,028,704	84,185,784	(842,920)
10 Year US Treasury Note	3/19/2008	303	34,528,718	34,357,361	(171,357)
United Kingdom Treasury Bond	3/27/2008	639	140,155,909	140,211,860	55,951
Total net unrealized depreciation on open future contracts					(958,326)

At December 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	3/17/2008	1,450	124,694,306	124,376,968	317,338
10 Year Federal Republic of Germany Bond	3/6/2008	569	95,937,995	94,096,957	1,841,038
10 Year Japanese Government Bond	3/11/2008	11	13,409,650	13,470,975	(61,325)
2 Year Federal Republic of Germany Bond	3/6/2008	316	48,082,779	47,750,826	331,953
5 Year US Treasury Note	3/31/2008	340	37,254,638	37,495,625	(240,987)
Total net unrealized appreciation on open future contracts					2,188,017

At December 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	13,667,656	CAD	13,818,000	3/19/2008	342,470
USD	18,298,680	NOK	99,801,000	3/19/2008	40,338
USD	85,596,791	SGD	122,703,000	3/19/2008	79,191
SEK	132,467,000	USD	20,708,647	3/19/2008	202,702
Total unrealized appreciation					664,701

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	28,164,733	AUD	31,912,000	3/19/2008	(283,661)
USD	71,475,664	EUR	48,656,000	3/19/2008	(286,034)
JPY	8,045,755,000	USD	72,624,949	3/19/2008	(18,625)
USD	71,168,541	GBP	34,875,000	3/19/2008	(1,895,488)
CHF	112,665,000	USD	99,924,612	3/19/2008	(43,061)
Total unrealized depreciation					(2,526,869)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than state maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008